SHORT-TERM INVESTMENTS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 07, 2024
Schedule of Investments [Line Items]
Short term investment			$ 56,768
Repaid to related parties			4,794,940
Repaid to related parties includes reorganization consideration			1,136,112
Repayments of interest-free loan to related parties			3,658,828
Remaining reorganization consideration			301,534
Additional consideration paid for reorganization			$ 1,437,646
Wealth Management Products [Member]
Schedule of Investments [Line Items]
Short term investment				$ 24,271
Common Stock [Member]
Schedule of Investments [Line Items]
Shares purchased			5,700		5,700
Fair value of shares purchased			$ 56,768		$ 70,087
Changes in fair value			$ 13,319
Disposal of shares	5,700
Gain on sale of investment	$ 15,632